Income Taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 133	$ 16
Net operating loss carry forwards	627	517
Total deferred tax assets, net	$ 760	$ 533